Share-Based Compensation - Schedule of Additional Information on Stock Options (Detail) - Employee stock option [member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Additional Information on Stock Options [Line Items]
Number of options granted	710,967	503,150	309,528	334,530
Weighted average exercise price per share	$ 58.02	$ 58.83	$ 82.38	$ 64.59
Weighted average grant date fair value per share	$ 13.86	$ 16.41	$ 25.17	$ 22.74